FINANCIAL INSTRUMENTS (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets	$ 10,138	$ 13,870	$ 9,036
Unobservable inputs description	the risk-free rate for 10-year debentures issued by the government in the relevant market
Percentage increase In interest rate	5.00%
Decrease in shareholders’ equity due increase in interest rate	$ 1,067
Market risk | Japan, Yen
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,092
Market risk | Australia, Dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	15,111
Market risk | United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,517
Market risk | Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,144
Market risk | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,423
Market risk | Singapore, Dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,642
Market risk | Israel, New Shekels
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	843
Market risk | Other currencies
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	875
Leases, trade, and other payables
Disclosure of detailed information about financial instruments [line items]
Contractual obligation of financial liability	361,820	193,213
Leases, trade, and other payables | Less than one year (0-1)
Disclosure of detailed information about financial instruments [line items]
Contractual obligation of financial liability	$ 240,590	$ 185,337
Buyer 1 | Trade Receivable
Disclosure of detailed information about financial instruments [line items]
Buyer's percentage out of the total trade receivables	15.70%	17.10%
Buyer 2 | Trade Receivable
Disclosure of detailed information about financial instruments [line items]
Buyer's percentage out of the total trade receivables	14.10%	16.90%
Vendor | Leases, trade, and other payables
Disclosure of detailed information about financial instruments [line items]
Vendors percentage out of total trade payable	12.70%